Summary of Significant Accounting Policies (Details) - Schedule of the valuation of the contingent warrant liability - $ / shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Schedule Of The Valuation Of The Contingent Warrant Liability Abstract
Exercise price (in Dollars per share)	$ 8.46875	$ 0.01
Term (years)	4 years
Expected stock price volatility	117.00%
Risk-free rate of interest	2.86%